Risk and Capital Management - Summary of Collateral Held for Loan and Lease Operations Portfolio (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	R$ 287,444	R$ 273,764
Fair value of collateral	685,961	647,375
Carrying value of the assets	26,166	22,373
Fair value of collateral	15,018	13,163
Small and medium businesses [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	112,508	115,731
Fair value of collateral	293,724	339,892
Carrying value of the assets	13,870	11,032
Fair value of collateral	10,267	8,537
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	117,094	105,425
Fair value of collateral	246,462	175,476
Carrying value of the assets	11,242	10,262
Fair value of collateral	3,758	3,598
Individuals [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	57,842	52,608
Fair value of collateral	145,775	132,007
Carrying value of the assets	1,054	1,079
Fair value of collateral	993	1,028
Individuals [member] | Vehicles [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	15,173	13,618
Fair value of collateral	35,266	34,368
Carrying value of the assets	298	177
Fair value of collateral	280	163
Individuals [member] | Personal loan [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	643	370
Fair value of collateral	1,949	1,398
Carrying value of the assets	753	901
Fair value of collateral	711	864
Individuals [member] | Mortgages [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	42,026	38,620
Fair value of collateral	108,560	96,241
Carrying value of the assets	3	1
Fair value of collateral	R$ 2	R$ 1